Loans Receivable (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Loan receivable	$ 0	$ 0
Reserves for uncollectible loans	$ 0	$ 0	$ 71,184